CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) shares in Millions, $ in Millions	Total	COMMON SHARES	ADDITIONAL PAID-IN CAPITAL:	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), NET OF DEFERRED INCOME TAXES:	RETAINED EARNINGS:	TREASURY SHARES AT COST:
Balance beginning of period (in shares) at Dec. 31, 2022		39.2
Balance beginning of period at Dec. 31, 2022		$ 1	$ 2,302	$ (1,996)	$ 12,042	$ (3,908)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued (redeemed) during the period, net (in shares)		4.2
Treasury shares acquired (in shares)		0.0
Public offering of shares			1,445
Share-based compensation plans			26
Net increase (decrease) during the period	$ 1,063			1,063
Net income (loss)	2,517				2,517
Dividends declared ($8.00 per share 2025, $7.75 per share 2024 and $6.80 per share 2023)					(288)
Purchase of treasury shares						0
Balance end of period (in shares) at Dec. 31, 2023		43.4
Balance end of period at Dec. 31, 2023	13,202	$ 1	3,773	(934)	14,270	(3,908)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued (redeemed) during the period, net (in shares)		0.1
Treasury shares acquired (in shares)		(0.5)
Public offering of shares			0
Share-based compensation plans			39
Net increase (decrease) during the period	(204)			(204)
Net income (loss)	$ 1,373				1,373
Dividends declared ($8.00 per share 2025, $7.75 per share 2024 and $6.80 per share 2023)					(334)
Purchase of treasury shares						(200)
Balance end of period (in shares) at Dec. 31, 2024	74.3	43.0
Balance end of period at Dec. 31, 2024	$ 13,875	$ 1	3,812	(1,138)	15,309	(4,108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued (redeemed) during the period, net (in shares)		0.1
Treasury shares acquired (in shares)		(2.4)
Public offering of shares			0
Share-based compensation plans			40
Net increase (decrease) during the period	1,086			1,086
Net income (loss)	$ 1,591				1,591
Dividends declared ($8.00 per share 2025, $7.75 per share 2024 and $6.80 per share 2023)					(335)
Purchase of treasury shares						(797)
Balance end of period (in shares) at Dec. 31, 2025	74.4	40.7
Balance end of period at Dec. 31, 2025	$ 15,461	$ 1	$ 3,852	$ (52)	$ 16,565	$ (4,906)